Restricted A-Share Incentive Scheme - Additional Information (Detail) - China United Network Communication Limited (A Share Company) [member] - Share Incentive Plan [member] - CNY (¥)
¥ / shares in Units, ¥ in Millions
			12 Months Ended
	Feb. 01, 2019	Mar. 21, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares granted to employees		848,000,000
Number of shares subscribed	13,156,000	793,861,000
Subscription price per share	¥ 3.79	¥ 3.79
Fair value of restricted shares granted	1.57	2.34
Market price per share	¥ 5.36	¥ 6.13
Restricted shares forfeited or repurchased			7,262,000	0
Share-based payment expenses			¥ 571	¥ 614
Share-based payment arrangement tranche one [member]
Disclosure of classes of share capital [line items]
Restricted share lock up period			2 years
Proportion of total number of the Restricted Shares granted			40.00%
Share-based payment arrangement tranche two [member]
Disclosure of classes of share capital [line items]
Restricted share lock up period			3 years
Proportion of total number of the Restricted Shares granted			30.00%
Share-based payment arrangement tranche three [member]
Disclosure of classes of share capital [line items]
Restricted share lock up period			4 years
Proportion of total number of the Restricted Shares granted			30.00%